Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Share Capital

14.SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares	Share Capital

Balance-January 1, 2023	826,325,592	$1,539,209
Issued for cash:
Shares issued proceeds-total	56,786,160	112,969
Less: share issue costs	—	(5,085)
Other share issue proceeds-total	153,237	213
Less: other share issue costs	—	(20)
Share option exercises	4,559,047	3,534
Share option exercises-transfer from contributed surplus	—	1,474
Share unit exercises-transfer from contributed surplus	3,146,335	2,730
	64,644,779	115,815
Balance-December 31, 2023	890,970,371	$1,655,024

Issued for cash:
Shares issued proceeds-total	3,000,000	14,100
Less: flow-through share premium	—	(5,850)
Less: share issue costs	—	(722)
Other share issue proceeds-total	41,895	111
Less: other share issue costs	—	(16)
Share option exercises	1,105,167	1,373
Share option exercises-transfer from contributed surplus	—	647
Share unit exercises-transfer from contributed surplus	595,668	522
	4,742,730	10,165
Balance-December 31, 2024	895,713,101	$1,665,189

Flow-Through Share Issues

During the year ended December 31, 2024, the Company completed a private placement of 3,000,000 flow-through common shares at a price of $4.70 per share for gross proceeds of $14,100,000. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2024. The related flow-through share premium liabilities are included as a component of other liabilities on the statement of financial position as at December 31, 2024 and will be extinguished during 2025 when the tax benefit is renounced to the shareholders (see note 12).

Unit and Other Share Issues

In 2023, the Company issued 19,786,160 common shares under the 2021 ATM Program for gross proceeds of $37,887,000. Additionally, the Company completed a bought deal public offering by way of a prospectus supplement to the 2021 Shelf Prospectus of 37,000,000 common shares of the Company for gross proceeds of $75,082,000.